OTHER LIABILITIES (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Related to financing activities:
Accrued interest	$ 14.9	$ 33.0
Payables related to derivatives	41.8	31.2
Related to operating and other activities:
Accrued personnel costs	196.2	148.0
Accrued advertising and promotions	93.3	57.3
Sales & value-added taxes	62.9	25.7
Contract liabilities	48.4	25.0
Refund liabilities	47.5	35.5
Goods received not invoiced	33.0	25.7
Liabilities for share-based payments	3.0	18.5
Accrued royalties	6.8	8.5
Other accrued liabilities	118.0	159.2
Total	$ 665.8	$ 567.5